Financial Liabilities Held for Trading at Fair Value Through Pofit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss [Abstract]
Schedule of Financial Liabilities Held for Trading at Fair Value Through Profit or Loss	The item detail is as follows:
	2023	2022
	MCh$	MCh$

Financial derivative contracts	2,196,116	3,101,469
Other financial instruments	2,305	6,271
Total	2,198,421	3,107,740

Schedule of Debt Portfolio of Derivative Instruments	As of December 31, 2023 and 2022, the Bank maintains the following debt portfolio of derivative instruments:
	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Liabilities
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Currency forward	—	—	3,939,379	3,785,602	2,316,619	2,178,784	2,458,194	3,562,216	283,291	589,336	3,590	—	—	—	9,001,073	10,115,938	221,626	535,630
Interest rate swap	—	—	512,235	1,905,526	1,843,294	1,837,023	6,210,930	5,208,401	6,735,372	5,173,535	3,815,430	3,743,709	4,322,545	4,398,123	23,439,806	22,266,317	817,501	1,248,414
Interest rate swap and cross currency swap	—	—	101,948	307,672	404,210	584,427	1,201,167	1,327,828	3,331,601	3,271,782	1,712,666	1,872,025	2,845,087	2,844,395	9,596,679	10,208,129	1,152,057	1,311,871
Call currency options	—	—	3,887	17,387	13,859	18,726	10,051	26,020	—	—	—	—	—	—	27,797	62,133	1,061	1,665
Put currency options	—	—	4,181	20,572	51,284	27,620	124,029	27,610	19,566	—	—	—	—	—	199,060	75,802	3,871	3,889
Total	—	—	4,561,630	6,036,759	4,629,266	4,646,580	10,004,371	10,152,075	10,369,830	9,034,653	5,531,686	5,615,734	7,167,632	7,242,518	42,264,415	42,728,319	2,196,116	3,101,469